LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:                        JUNE 1-30, 2006                 PAYMENT DATE:    JUL 17 2006
DETERMINATION DATE:                       JUL 11 2006                     REPORT BRANCH:   2061
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                                                                                                                         OVERCOLLAT-
INITIAL DEAL                                   TOTAL         CLASS A-1       CLASS A-2      CLASS A-3      CLASS A-4     ERALIZATION
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Class Percentages                                 100.00%         18.15%          32.44%         20.00%          29.41%      0.00%
Initial Pool Balance                       381,692,856.42  69,277,253.44  123,838,126.75  76,338,571.28  112,238,904.95      0.00
Prefunding                                  68,307,143.58  12,397,746.56   22,161,873.25  13,661,428.72   20,086,095.05      0.00
Total Balance                              450,000,000.00  81,675,000.00  146,000,000.00  90,000,000.00  132,325,000.00      0.00
Note Balance Total                         450,000,000.00  81,675,000.00  146,000,000.00  90,000,000.00  132,325,000.00
Number of Contracts                                19,753
Class Pass Through Rates                                          5.150%          5.364%         5.418%          5.500%
Servicing Fee Rate                               1.75000%
Indenture Trustee Fee                            0.00300%
Custodian Fee                                    0.02000%
Backup Servicer Fee                              0.02000%
Insurance Premium Fee                            0.17500%
Class C Certificate Rate                         5.00000%
Initial Weighted Average APR                     11.8408%
Initial Weighted Average Monthly Dealer
      Participation Fee Rate                       0.000%
Initial Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                                  11.8408%
Initial Weighted Average Remaining Term             65.79
Initial Weighted Average Original Term              68.71

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CURRENT MONTH CERTIFICATE                                                                                                OVERCOLLAT-
     BALANCES                                  TOTAL         CLASS A-1       CLASS A-2      CLASS A-3      CLASS A-4     ERALIZATION
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BOP:
Prior Month Pool Balance                   399,578,152.06  61,996,467.72  133,813,686.05  82,487,888.66  121,280,109.64      0.00
Prefunding Pool Balance                     37,560,556.70   6,817,241.04   12,186,313.95   7,512,111.34   11,044,890.37      0.00
Total Pool Balance                         437,138,708.76  68,813,708.76  146,000,000.00  90,000,000.00  132,325,000.00      0.00
Total Note Balance                         435,740,968.4   67,415,968.43  146,000,000.00  90,000,000.00  132,325,000.00

EOP:
Number of Current Month Closed
      Contracts                                       467
Number of Reopened Loans                             0.00
Number of Contracts - EOP                          22,204
Pool Balance  -  EOP                       423,061,595.24  54,736,595.24  146,000,000.00  90,000,000.00  132,325,000.00      0.00
Prefunding Pool Balance                              0.00           0.00            0.00           0.00            0.00      0.00
Total Pool Balance  -  EOP                 423,061,595.24  54,736,595.24  146,000,000.00  90,000,000.00  132,325,000.00      0.00
Total Note Balance - EOP                   419,868,444.12  51,543,444.12  146,000,000.00  90,000,000.00  132,325,000.00

Class Collateral Pool Factors                  0.93304099     0.63107982      1.00000000     1.00000000      1.00000000

Weighted Average APR of Remaining
      Portfolio                                 11.89614%
Weighted Average Monthly Dealer
      Participation Fee Rate                     0.00000%
Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                                 11.89614%
Weighted Average Remaining Term                     64.56
Weighted Average Original Term                      68.74

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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TOTAL DISTRIBUTION AMOUNT                                                                                    CONTRACTS
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     Monthly Payments:       Principal                                                   5,823,115.93
                             Interest                                                    4,292,568.76
     Early Payoffs:          Principal Collected                                         8,144,773.50
                             Early Payoff Excess Servicing Compensation                          0.01
                             Early Payoff Principal Net of Rule of 78s Adj.              8,144,773.49             461
                             Interest                                                       94,185.82
     Liquidated Receivable:  Principal Collected                                                 0.00
                             Liquidated Receivable Excess Servicing Compensation                 0.00
                             Liquidated Receivable Principal Net of Rule of 78s Adj.             0.00               6
                             Interest                                                            0.00
     Purchase Amount:        Principal                                                           0.00               0
                             Interest                                                            0.00
                                          Total Principal                               13,967,889.42
                                          Total Interest                                 4,386,754.58
                                          Total Principal and Interest                  18,354,644.00
     Recoveries                                                                             64,537.96
     Excess Servicing Compensation                                                               0.01
     Late Fees & Miscellaneous Fees                                                         50,003.53
     Collection Account Customer Cash                                                   18,469,185.50
     ADDITIONAL COLLECTION ACCOUNT CASH:
     Collection Account Investment Income                                                   59,341.00
     Prefunding Account Investment Income                                                   70,378.81
     Mandatory Special Redemption                                                                0.00
     Available Funds                                                                    18,598,905.31

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                                                                                       DISTRIBUTION      SHORTFALL / DRAW
DISTRIBUTION                                                                              AMOUNT         DEFICIENCY CLAIM
-------------------------------------------------------------------------------------------------------------------------

                                                                                        18,598,905.31
Monthly Dealer Participation Fee                                                0.00    18,598,905.31            0.00
Prior Unpaid Dealer Participation Fee                                           0.00    18,598,905.31
Servicing Fees:              Current Month Servicing Fee                  582,718.14
                             Prior Period Unpaid Servicing Fee                  0.00
                             Late Fees & Miscellaneous Fees                50,003.53
                             Excess Servicing Compensation                      0.01
                                          Total Servicing Fees:           632,721.68    17,966,183.63            0.00
Indenture Trustee Fee                                                       1,089.35    17,965,094.28            0.00
Custodian Fee                                                               6,659.64    17,958,434.64            0.00
Backup Servicer Fee                                                         6,659.64    17,951,775.00            0.00
Prior Unpaid Indenture Trustee Fee                                              0.00    17,951,775.00            0.00
Prior Unpaid Custodian Fee                                                      0.00    17,951,775.00            0.00
Prior Unpaid Backup Servicer Fee                                                0.00    17,951,775.00            0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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                                                                                       DISTRIBUTION      SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                    AMOUNT         DEFICIENCY CLAIM
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Class A-1 Note Interest:                Current Month                     308,615.32    17,643,159.68            0.00
                                        Prior Carryover Shortfall               0.00    17,643,159.68
Class A-2 Note Interest:                Current Month                     652,620.00    16,990,539.68            0.00
                                        Prior Carryover Shortfall               0.00    16,990,539.68
Class A-3 Note Interest:                Current Month                     406,350.00    16,584,189.68            0.00
                                        Prior Carryover Shortfall               0.00    16,584,189.68
Class A-4 Note Interest:                Current Month                     606,489.58    15,977,700.10            0.00
                                        Prior Carryover Shortfall               0.00    15,977,700.10
Principal Payment Amount:               Current Month                  12,679,373.19     3,298,326.91            0.00
                                        Prior Carryover Shortfall               0.00     3,298,326.91
Certificate Insurer:                    Reimbursement Obligations               0.00     3,298,326.91            0.00
                                        Premium                            61,232.36     3,237,094.55            0.00
Class C Interest Payment Amount
                                        Current Month                      65,625.00     3,171,469.55            0.00
                                        Prior Carryover Shortfall               0.00     3,171,469.55            0.00
Supplemental Enhancement Account                    Reimbursement               0.00     3,171,469.55            0.00
Expenses:                               Trust Collateral Agent                  0.00     3,171,469.55            0.00
                                        Indenture Trustee                       0.00     3,171,469.55            0.00
                                        Backup Servicer                         0.00     3,171,469.55            0.00
                                        Custodian                               0.00     3,171,469.55            0.00
Distribution to (from) the Spread Account                               3,171,469.55             0.00
Distribution (from) the Supplemental Enhancement Account                        0.00             0.00

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LIQUIDATED RECEIVABLES
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                                                                                                           Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                                 Balance         Units
     BOP Liquidated Receivable Principal Balance           109,224.10           BOP Cram Down loss Balance       0.00          0.00
     Current Month Cram Down Loss                                0.00          Current Month Cram Down Loss      0.00          0.00
     Liquidation Principal Proceeds                              0.00
     Principal Loss                                        109,224.10
     Prior Month Cumulative Principal Loss LTD              35,038.99
     Cumulative Principal Loss LTD                         144,263.09           Cumulative Cram Down Loss        0.00          0.00

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STATISTICAL INFORMATION
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                                                               % OF TOTAL POOL
DELINQUENCY STATUS:         # OF CONTRACTS     AMOUNT             BALANCE

     Current                       18,844  360,963,416.99          85.32%
     1-29 Days                      3,179   59,423,003.42          14.05%
     30-59 Days                       150    2,209,010.77           0.52%
     60-89 Days                        30      462,920.69           0.11%
     90-119 Days                        1        3,243.37           0.00%
     120 Days or More                   0            0.00           0.00%
                       Total       22,204  423,061,595.24         100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:

(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                              Trigger         Trigger     Event of Default    Event of
                             Current Month   Threshold         Event         Threshold         Default

Average Delinquency Ratio        0.45811%      4.25%            NO             6.25%             NO
Cumulative Default Rate             0.04%      1.57%            NO             1.85%             NO
Cumulative Loss Rate                0.02%      0.79%            NO             1.02%             NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                             CERTIFICATE INVENTORY                                         RECOVERY INVENTORY
                             # of Contracts      Amount *                                   # OF CONTRACTS      AMOUNT *
Prior Month Inventory                   4       91,124.38            Prior Month Inventory            1        29,900.98
Repurchased                             0            0.00                      Repurchased            0             0.00
Adjusted Prior Month Inventory          4       91,124.38   Adjusted Prior Month Inventory            1        29,900.98
Current Month Repos                    10      203,856.64              Current Month Repos            5        60,968.60
Repos Actually Liquidated               4       91,124.38     Repos from Trust Liquidation            0             0.00
Repos Liquidated at 60+ or 150+         0            0.00        Repos Actually Liquidated            5        71,490.20
Dealer Payoff                           0            0.00                    Dealer Payoff            0             0.00
Redeemed / Cured                        1       26,433.38                 Redeemed / Cured            0             0.00
Purchased Repos                         0            0.00                  Purchased Repos            0             0.00
Current Month Inventory                 9      177,423.26          Current Month Inventory            1        19,379.38

                             * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:

                             # OF CONTRACTS        AMOUNT
Current Month Balance                   6      109,224.10
Cumulative Balance                      9      144,237.81

Current Month Proceeds                                  -
Cumulative Proceeds                               (568.68)

Current Month Recoveries                        64,537.96
Cumulative Recoveries                           64,537.96

                                          RECEIVABLES LIQUIDATED AT
                                          150 OR MORE DAYS DELINQUENT,
                                          60 OR MORE DAYS PAST THE
                                          DATE AVAILABLE FOR SALE                        CUMULATIVE RECEIVABLES
                                          AND BY ELECTION:                               LIQUIDATED AT 150+ AND 60+:
                                                  Balance           Units                          Balance         Units
Prior Month                                          0.00             0                              0.00            0
Current Trust Liquidation Balance                    0.00                                            0.00            0
Current Monthly Principal Payments                   0.00
Cram Down Loss                                       0.00
Reopened Loan Due to NSF                             0.00
Current Repurchases                                  0.00
Current Recovery Sale Proceeds                       0.00
Deficiency Balance of Sold Vehicles                  0.00
EOP                                                  0.00             0                              0.00            0

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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     SPREAD ACCOUNT RECONCILIATION
                                                                                  REQUISITE AMOUNT:   5,625,000.01
Initial Deposit                                                     4,771,160.71
BOP Balance                                                         5,155,493.05
Subsequent Transfer Required Deposit                                  469,506.96
Remaining Distribution Amount                                       3,171,469.55
Investment Income                                                      21,681.57
Current Month Draw                                                          0.00
EOP Balance Prior to Distribution                                   8,818,151.13

Spread Account Release Amount                                       3,193,151.12

EOP Balance                                                         5,625,000.01

Class A Principal Payment Amount                                    3,193,151.12
Class C Supplemental Interest and Carryover Shortfall                       0.00
Class R Certificateholder Distribution                                      0.00

     CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                                      15,750,000.00
BOP Balance                                                        15,750,000.00
Supplemental Enhancement Account Deposit                                    0.00
Current Month Draw                                                          0.00
Supplemental Enhancement Account Investment Earnings                   63,342.27
Supplemental Enhancement Account Investment Earnings Amount to
     Class C Certificateholder                                       (63,342.27)
Class C Supplemental Enhancement Amount Before Release             15,750,000.00

Supplemental Enhancement Account Release Amount                             0.00

EOP Balance                                                        15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                        3,193,151.12

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                             24,568,151.13              5.81%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                  38,075,543.57              9.00%

PREFUNDING ACCOUNT RECONCILIATION

     Initial Deposit                                               68,307,143.58
     BOP Balance                                                   37,560,556.70
     Subsequent Transfer                                          (37,560,556.70)
     Investment Income Earned                                          70,378.81
     Investment Income Deposited to Note Account                      (70,378.81)
     Mandatory Special Redemption                                           0.00
     Remaining Prefunding Balance                                                              0.00
     Undistributed Investment Income                                                           0.00
     EOP Balance Before Release to Servicer                                                    0.00
     Prefunding Account Balance Released to Servicer                        0.00
     EOP Balance                                                            0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

-------------------------------------------------------- -----------------------------------------------------
  CUMULATIVE LOSS:                                        CUMULATIVE GROSS DEFAULT:
-------------------------------------------------------- -----------------------------------------------------
    UP TO MONTH    TRIGGER EVENT   EVENT OF DEFAULT       UP TO MONTH    TRIGGER EVENT    EVENT OF DEFAULT

          3             0.79%          1.02%                  3              1.57%             1.85%
          6             1.57%          1.87%                  6              3.13%             3.39%
          9             1.96%          2.37%                  9              3.73%             4.31%
         12             3.13%          3.39%                 12              5.88%             6.15%
         15             3.56%          3.85%                 15              6.77%             7.00%
         18             4.28%          4.61%                 18              8.56%             8.39%
         21             4.66%          5.39%                 21              8.98%             9.80%
         24             5.17%          5.85%                 24              9.40%            10.63%
         27             5.50%          6.31%                 27             10.00%            11.48%
         30             6.00%          6.76%                 30             10.91%            12.30%
         33             6.34%          7.24%                 33             11.52%            13.15%
         36             6.67%          7.54%                 36             12.12%            13.71%
         39             6.83%          7.69%                 39             12.43%            13.98%
         42             7.00%          8.00%                 42             12.72%            14.54%
         45             7.00%          8.00%                 45             12.72%            14.54%
         48             7.00%          8.00%                 48             12.72%            14.54%
         51             7.00%          8.00%                 51             12.72%            14.54%
         54             7.00%          8.00%                 54             12.72%            14.54%
         57             7.00%          8.00%                 57             12.72%            14.54%
         60             7.00%          8.00%                 60             12.72%            14.54%
         63             7.00%          8.00%                 63             12.72%            14.54%
         66             7.00%          8.00%                 66             12.72%            14.54%
         69             7.00%          8.00%                 69             12.72%            14.54%
         72             7.00%          8.00%                 72             12.72%            14.54%
-------------------------------------------------------- ----------------------------------------------------------------

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AVERAGE DELINQUENCY RATIO:
--------------------------------------------------------
    UP TO MONTH       TRIGGER EVENT   EVENT OF DEFAULT

        12               4.25%           6.25%
        24               5.25%           7.25%
        72               6.25%           8.25%
--------------------------------------------------------

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of June 30, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
--------------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7